Unaudited Condensed Consolidated Statements of Changes in Shareholders' Equity - USD ($)		Ordinary Shares		Additional paid-in capital [1]	Retained earnings	Total
Balance at Jun. 30, 2023		$ 3,028	[1]	$ 4,528	$ 5,676,523	$ 5,684,079
Balance (in Shares) at Jun. 30, 2023	[1]	30,280,768
Net income			[1]		6,243,606	6,243,606
Balance at Dec. 31, 2023		$ 3,028	[1]	4,528	11,920,129	11,927,685
Balance (in Shares) at Dec. 31, 2023	[1]	30,280,768
Balance at Jun. 30, 2024		$ 3,028	[1]	4,528	13,045,642	13,053,198
Balance (in Shares) at Jun. 30, 2024	[1]	30,280,768
Reverse recapitalization		$ 588	[1]	(7,505,333)		(7,504,745)
Reverse recapitalization (in Shares)	[1]	5,878,103
Equity financing through Private Placement		$ 51	[1]	5,499,949		5,500,000
Equity financing through Private Placement (in Shares)	[1]	509,259
Conversion from Convertible Promissory Notes		$ 46	[1]	5,020,207		5,020,253
Conversion from Convertible Promissory Notes (in Shares)	[1]	464,838
Offering costs in the Business Combination			[1]	(1,030,923)		(1,030,923)
Share-based compensation			[1]	223,933		223,933
Net income			[1]		1,066,894	1,066,894
Balance at Dec. 31, 2024		$ 3,713	[1]	$ 2,212,361	$ 14,112,536	$ 16,328,610
Balance (in Shares) at Dec. 31, 2024	[1]	37,132,968

[1]	Share data and additional paid-in capital have been retroactively restated to give effect to the reverse recapitalization that is discussed in Note 1.